NOTES PAYABLE (Details Narrative)															3 Months Ended		12 Months Ended
	Apr. 22, 2024 USD ($)	Apr. 03, 2024 USD ($)	Mar. 06, 2024 USD ($)	Jan. 29, 2024 USD ($)	Jan. 10, 2024 USD ($)	Nov. 16, 2023 USD ($)	Sep. 19, 2023 USD ($)	Aug. 21, 2023 shares	Aug. 07, 2023 USD ($)	Jun. 08, 2023 USD ($)	Aug. 01, 2022 USD ($)	Apr. 01, 2022 USD ($)	Feb. 15, 2022 USD ($) Integer	Apr. 11, 2021 USD ($) shares	Oct. 31, 2023 shares	Jul. 31, 2023 shares	Apr. 30, 2024 USD ($) shares	Apr. 30, 2023 USD ($) shares	Jan. 22, 2024 USD ($)	Dec. 05, 2022 USD ($)
Short-Term Debt [Line Items]
Shares issued | shares															192,226	9,486	1,811,612	11,686
Derivative liability																	$ 5,433	$ 10,489,606
Consideration													$ 4,000,000
Consignment units | Integer													13,000
Repayments of notes - related party																	$ 785,509	546,158
Cash																			$ 16,500,000	$ 500,000
Mid City [Member]
Short-Term Debt [Line Items]
Shares issued | shares								42,500
UFS Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock			$ 323,350						$ 797,500
Payment for exchange received amount									550,000
Cash less fees									50,000
Cash			200,000
UFS Agreement [Member] | Each Week Payments [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount			$ 9,798.49						$ 30,000
Cedar Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock				$ 1,183,200
Cash				752,000
Cedar Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount				$ 39,440
Second Cedar Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock		$ 438,000
Cash	$ 310,200	285,000
Second Cedar Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount	18,530.77	$ 14,600
Third Cedar Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock	$ 481,800
Meged Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock							$ 423,000			$ 315,689
Payment for exchange received amount							70,153.20			210,600
Cash less fees										10,580
Meged Agreement [Member] | Meged Receivables Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount										$ 17,538
Meged Agreement [Member] | Meged Second Receivable Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount							$ 15,107.14
Agile Capital Funding [Member]
Short-Term Debt [Line Items]
Sale of stock					$ 1,460,000	$ 693,500
Payment for exchange received amount					1,000,000	450,000
Agile Capital Funding [Member] | Each Week Until Receivable Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount					$ 52,142.86	$ 28,895.83
Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Derivative liability														$ 1,251,910
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Shares issued | shares														681
Interest rate														20.00%
Payables														$ 1,500,000
Extinguishment of debt														1,501,914
Debt conversion, amount														$ 1,250,004
Fair value of derivative liability																		$ 1,456,854
Notes Payable [Member]
Short-Term Debt [Line Items]
Note payable												$ 500,000
Debt maturity date												Jul. 01, 2022
Interest rate												8.00%
Repayments of notes - related party											$ 500,000